Debt (Details) - Schedule of Interest Rate Swap and Cap Agreements $ in Thousands	12 Months Ended
Jun. 27, 2021 USD ($)
Debt Instrument [Line Items]
Total notional amounts	$ 650,000
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Interest rate swaps	$ 552,500
Interest rate swaps	Jun. 30, 2022
Interest Rate Cap [Member]
Debt Instrument [Line Items]
Interest rate caps	$ 97,500
Interest rate caps	Mar. 31, 2022